Judicial deposits (Tables)	12 Months Ended
Dec. 31, 2025
Judicial Deposits
Schedule of judicial deposits

	12.31.2025	12.31.2024
Taxes claims	216,138	229,141
Labor claims	86,187	88,398
Civil claims	47,732	47,919
Easements	16,413	21,564
Customers	2,720	5,865
Others	4,759	1,477
	373,949	394,364